UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  MARCH 31, 2005

Check here if Amendment |X|; Amendment Number: 1
  This Amendment (Check only one.):             |_| is a restatement.
                                                |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        ALLSTATE LIFE INSURANCE COMPANY
Address:     3075 SANDERS ROAD, SUITE G4A
             NORTHBROOK, IL. 60062-7127

Form 13F File Number: 28-01037

The institutional manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        JAMES ZILS
Title:       VICE PRESIDENT INVESTMENT OPERATIONS
Phone:       847-402-3073

Signature, Place, and Date of Signing:

      /s/ JAMES ZILS                 NORTHBROOK, IL.             5/16/2005
      ----------------------------   --------------------    ----------------
               [Signature]              [City, State]             [Date]

Report Type (Check only one.):

|x| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all hgoldings are reported by other reporting manager(s).).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              ONE

Form 13F Information Table Entry Total:         84

Form 13F Information Table Value Total:         298,504 (THOUSAND)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.     Form 13F File Number            Name

1       028-10298                       ALLSTATE INVESTMENTS LLC

                                 FORM 13F REPORT

NAME OF REPORTING MANAGER: ALLSTATE LIFE INSURANCE COMPANY

                                       TITLE OF                VALUE     SHARES/    SH/  PUT/  INVSTMT   OTHER     VOTING AUTHORITY
    NAME OF ISSUER                      CLASS        CUSIP    (x$1000)   PRN AMT    PRN  CALL  DSCRETN  MANAGERS  SOLE  SHARED  NONE
------------------------------------  ----------   ---------  --------  ----------  ---  ----  -------  --------  ----  ------  ----
COSTCO WHOLESALE CORP                 COMMON       22160K105      884       20,000   SH        DEFINED     1       X
DANAHER CORP.                         COMMON       235851102    1,602       30,000   SH        DEFINED     1       X
GENERAL MOTORS CORP                   REDEEMABLE
                                      P/S          370442717    5,980      287,500   SH        DEFINED     1       X
GENERAL MOTORS SERIES B               REDEEMABLE
                                      P/S          370442733    1,401       75,000   SH        DEFINED     1       X
JOHNSON & JOHNSON                     COMMON       478160104    2,519       37,500   SH        DEFINED     1       X

3M COMPANY                            DEBT         88579YAB7    5,453    6,050,000  PRN        DEFINED     1       X
AFFILIATED MANAGERS                   DEBT         008252AC2    1,101    1,000,000  PRN        DEFINED     1       X
AGILENT TECHNOLOGIES INC              DEBT         00846UAB7    2,456    2,500,000  PRN        DEFINED     1       X
ALLERGAN INC                          DEBT         018490AE2      523      600,000  PRN        DEFINED     1       X
ALZA CORP.                            DEBT         02261WAB5    3,782    4,100,000  PRN        DEFINED     1       X
AMDOCS LIMITED                        DEBT         02342TAD1    2,107    2,250,000  PRN        DEFINED     1       X
AMERICAN EXPRESS                      DEBT         025816AS8    6,391    6,250,000  PRN        DEFINED     1       X
AMERICAN INTERNATIONAL GROUP          DEBT         026874AN7    3,220    3,500,000  PRN        DEFINED     1       X
AMERICAN INTL GROUP                   DEBT         026874AP2    6,848   10,375,000  PRN        DEFINED     1       X
AON CORP                              DEBT         037389AT0      352      300,000  PRN        DEFINED     1       X
ARROW ELECTRONIC                      DEBT         042735AY6    3,719    7,000,000  PRN        DEFINED     1       X
AXCAN PHARMA INC                      DEBT         054923AB3      654      500,000  PRN        DEFINED     1       X
BJ SERVICES CO                        DEBT         055482AF0    3,075    3,750,000  PRN        DEFINED     1       X
CARNIVAL CORP                         DEBT         143658AN2    3,128    2,300,000  PRN        DEFINED     1       X
CARNIVAL CORP                         DEBT         143658AS1    1,078    1,250,000  PRN        DEFINED     1       X
CARNIVAL CORP                         DEBT         143658AV4    2,717    3,500,000  PRN        DEFINED     1       X
CBRL GROUP INC                        DEBT         12489VAB2    3,201    6,500,000  PRN        DEFINED     1       X
CENTURYTEL INC                        DEBT         156700AH9    2,125    2,000,000  PRN        DEFINED     1       X
CHIRON CORP                           DEBT         170040AG4    2,779    3,000,000  PRN        DEFINED     1       X
COOPER CAMERON CORP                   DEBT         216640AE2    1,063    1,000,000  PRN        DEFINED     1       X
COSTCO                                DEBT         22160QAC6    5,006    5,000,000  PRN        DEFINED     1       X
CSX CORP                              DEBT         126408GA5    6,563    7,500,000  PRN        DEFINED     1       X
DEVON ENERGY CORP                     DEBT         25179MAA1    5,451    4,750,000  PRN        DEFINED     1       X
DEVON ENERGY CORP.                    DEBT         25179MAB9    2,639    2,300,000  PRN        DEFINED     1       X
DIAMOND OFFSHORE DRILL                DEBT         25271CAE2    3,514    3,000,000  PRN        DEFINED     1       X
DOMINION RESOURCES INC                DEBT         25746UAT6    7,147    6,750,000  PRN        DEFINED     1       X
DUKE ENERGY CORP                      DEBT         264399EJ1    3,593    3,000,000  PRN        DEFINED     1       X
EASTMAN KODAK CO                      DEBT         277461BE8    6,075    5,000,000  PRN        DEFINED     1       X
ELECTRONCIS FOR IMAGING               DEBT         286082AA0    1,436    1,500,000  PRN        DEFINED     1       X
FLUOR CORP                            DEBT         343412AA0    2,260    2,000,000  PRN        DEFINED     1       X
FRANKLIN RESOURCES INC                DEBT         354613AC5    3,740    5,500,000  PRN        DEFINED     1       X
GATX CORP                             DEBT         361448AC7      586      500,000  PRN        DEFINED     1       X
GENERAL MILLS INC                     DEBT         370334AU8    1,063    1,500,000  PRN        DEFINED     1       X
GENZYME CORP                          DEBT         372917AN4    1,015    1,000,000  PRN        DEFINED     1       X
GREATER BAY BANCORP                   DEBT         391648AP7    1,778    2,000,000  PRN        DEFINED     1       X
HARRIS CORP                           DEBT         413875AH8    1,244      825,000  PRN        DEFINED     1       X
HASBRO INC                            DEBT         418056AN7    1,080    1,000,000  PRN        DEFINED     1       X
HCC INSURANCE HOLDINGS                DEBT         404132AB8    3,652    3,250,000  PRN        DEFINED     1       X
HEALTH MANAGEMENT ASSOC               DEBT         421933AF9    3,278    3,000,000  PRN        DEFINED     1       X
HEWLETT PACKARD CO CONV               DEBT         428236AC7    3,156    5,500,000  PRN        DEFINED     1       X
HILTON HOTELS CORP                    DEBT         432848AZ2    3,473    3,000,000  PRN        DEFINED     1       X
INCO LTD                              DEBT         453258AT2    3,979    3,000,000  PRN        DEFINED     1       X
INTL GAME TECHNOLOGY                  DEBT         459902AL6    4,425    6,900,000  PRN        DEFINED     1       X
INTL PAPER CO                         DEBT         460146BM4    6,832   12,450,000  PRN        DEFINED     1       X
IVAX CORP                             DEBT         465823AG7    8,511    8,500,000  PRN        DEFINED     1       X
KELLWOOD CO                           DEBT         488044AF5    1,361    1,500,000  PRN        DEFINED     1       X
LEAR CORP                             DEBT         521865AG0    1,141    2,500,000  PRN        DEFINED     1       X
LEGG MASON INC                        DEBT         524901AG0      904    1,000,000  PRN        DEFINED     1       X
LEHMAN BROTHERS HOLDINGS              DEBT         524908LS7    1,910    2,000,000  PRN        DEFINED     1       X
LIBERTY MEDIA                         DEBT         530715AR2    2,659    3,115,000  PRN        DEFINED     1       X
LOCKHEED MARTIN CORP                  DEBT         539830AP4    5,278    5,000,000  PRN        DEFINED     1       X
LOWES COMPANIES                       DEBT         548661CF2    3,286    3,500,000  PRN        DEFINED     1       X
LOWE'S COMPANIES INC                  DEBT         548661CG0    6,902    6,750,000  PRN        DEFINED     1       X
MASCO CORP                            DEBT         574599BB1    5,578   11,500,000  PRN        DEFINED     1       X
MEDIMMUNE INC                         DEBT         584699AE2    3,820    4,000,000  PRN        DEFINED     1       X
MEDTRONIC INC                         DEBT         585055AD8   11,272   11,300,000  PRN        DEFINED     1       X
MERRILL LYNCH & CO                    DEBT         590188W46   10,339   10,300,000  PRN        DEFINED     1       X
MORGAN STANLEY                        DEBT         617446GR4    2,253    2,500,000  PRN        DEFINED     1       X
NABORS INDUSTRIES INC                 DEBT         629568AL0    2,023    2,000,000  PRN        DEFINED     1       X
NEWS AMERICA INC                      DEBT         652482AZ3    7,779   13,500,000  PRN        DEFINED     1       X
ODYSSEY RE HOLDINGS                   DEBT         67612WAB4    2,413    2,000,000  PRN        DEFINED     1       X
OMNICOM GROUP                         DEBT         681919AR7    6,524    6,500,000  PRN        DEFINED     1       X
PLACER DOME INC                       DEBT         725906AK7    2,408    2,250,000  PRN        DEFINED     1       X
PMI GROUP INC                         DEBT         69344MAE1    4,567    4,450,000  PRN        DEFINED     1       X
PPL ENERGY SUPPLY LLC                 DEBT         69352JAE7    2,800    2,500,000  PRN        DEFINED     1       X
RADIAN GROUP INC                      DEBT         750236AF8    3,955    4,000,000  PRN        DEFINED     1       X
REEBOK INTL LTD                       DEBT         758110AH3    3,732    3,500,000  PRN        DEFINED     1       X
SLM CORP                              DEBT         78442PAC0    1,535    1,500,000  PRN        DEFINED     1       X
TEVA PHARMACEUT FIN BV                DEBT         88164MAB4    5,421    3,700,000  PRN        DEFINED     1       X
TEVA PHARMACEUT FIN BV                DEBT         88164RAB3    2,005    2,000,000  PRN        DEFINED     1       X
TJX COMPANIES                         DEBT         872540AL3    1,683    2,000,000  PRN        DEFINED     1       X
TRANSOCEAN SEDCO FOREX                DEBT         893830AD1    4,030    4,050,000  PRN        DEFINED     1       X
TYCO INTL GROUP SA                    DEBT         902118BF4    9,611    6,450,000  PRN        DEFINED     1       X
UNIV HEALTH SVCS                      DEBT         913903AL4    3,383    5,500,000  PRN        DEFINED     1       X
WALT DISNEY COMPANY                   DEBT         254687AU0   10,988   10,000,000  PRN        DEFINED     1       X
WATSON PHARMACEUTICALS                DEBT         942683AC7    1,188    1,250,000  PRN        DEFINED     1       X
WEATHERFORD INT'L                     DEBT         947074AB6    4,322    6,700,000  PRN        DEFINED     1       X
WORLD COLOR PRESS, INC.,
CONVERTIBLE                           DEBT         981443AA2    1,024    1,000,000  PRN        DEFINED     1       X
WYETH                                 DEBT         983024AD2      769      750,000  PRN        DEFINED     1       X

----------------------------------------------------------------------------------
"STOCK"                                               5      12,385        450,000
----------------------------------------------------------------------------------
DEBT                                                 79     286,118    317,015,000
----------------------------------------------------------------------------------
REPORT TOTALS                                        84     298,504    317,465,000
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